Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Employees and Directors Stock Options Granted Under the 2019 Plan	The following table contains information concerning options granted under the 2019 Plan:
	Three months ended June 30,
	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	3,007,624	$5.41	2,929,868	$5.84
Forfeited and expired	(21,921)	$5.06	(14,375)	$6.82
Outstanding at end of period	2,985,703	$5.41	2,915,493	$5.84
Exercisable at end of period	2,228,902	$5.67	2,090,378	$5.59

Non-vested at beginning of period	772,301	$4.67	876,851	$6.48
Vested	-	$-	(37,861)	$11.13
Forfeited	(13,750)	$3.79	(13,875)	$5.90
Non-vested at the end of period	758,551	$4.6 8	825,115	$6.27
	Six months ended June 30,
	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,842,496	$5.63	2,939,434	$5.85
Granted	250,000	$3.21	-	$-
Forfeited and expired	(106,793)	$6.00	(23,941)	$6.71
Outstanding at end of period	2,985,703	$5.41	2,915,493	$5.84
Exercisable at end of period	2,228,902	$5.67	2,090,378	$5.59

Non vested at beginning of period	596,503	$5.53	986,005	$6.46
Granted	250,000	$3.21	-	$-
Forfeited and expired	(24,313)	$5.04	(15,375)	$6.73
vested	(63,639)	$6.75	(145,515)	$7.44
Outstanding at end of period	758,551	$4.68	825,115	$6.27

Schedule of Exercise Prices and Remaining Contractual Life	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2024:
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	649,591	0.92	$-	649,591
$3.21	240,000	9.63	-	-
$3.53	53,192	9.35	-	-
$3.66	250,000	5.84	-	250,000
$4.68	34,500	5.75	-	34,500
$5.34	160,750	7.75	-	84,000
$5.34	442,410	8.39	-	178,176
$5.96	150,000	8.39	-	37,500
$6.22	552,883	2.67	-	552,883
$8.19	150,000	5.39	-	150,000
$9.02	40,500	6.38	-	30,375
$10.12	10,407	4.43	-	10,407
$12.23	250,000	6.91	-	250,000
$21.40	970	5.07	-	970
$90.16	500	0.42	-	500
	2,985,703		$-	2,228,902

Schedule of Restricted Stock Units Granted Under the 2019 Plan	The following table contains information concerning restricted stock units granted under the 2019 Plan:
	Three months ended June 30,
	2024			2023
	Number of shares	Weighted average grant date fair value		Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	571,460		$2.65	114,329	$9.97
Granted		$		-	$-
Vested	(3,444)		$10.28	(3,438)	$10.28
Forfeited	(5,757)		$3.87	(313)	$14.67
Nonvested at end of period	562,259		$2.59	110,578	$9.95
	Six months ended June 30,
	2024		2023
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	621,135	$3.14	157,560	$10.02
Granted	-	$-	-	$-
Vested	(44,050)	$9.9	(46,544)	$10.15
Forfeited	(14,826)	$3.64	(438)	$14.67
Nonvested at end of period	562,259	$2.59	110,578	$9.95

Schedule of Share-Based Compensation Expenses Related to Grants Under the 2019 Plan	The following table summarizes share-based compensation expenses included in the statements of operations related to grants under the 2019 Plan:
	Three months ended June 30,		Six months ended June 30,
(in thousands)	2024	2023	2024	2023
Research & development	$145	$122	$269	$318
General & administrative	243	389	502	826
Total	$388	$511	$771	$1,144